Segment Information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Segment Information Text Block [Abstract]
Schedule of revenue and loss information for the group’s operating segments
	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

Six months ended June 30, 2022
Revenue	583,220	44,648	627,868	—	627,868
Segment loss	(122,166)	(30,715)	(152,881)	(22,286)	(175,167)

Six months ended June 30, 2021
Revenue	243,488	4,721	248,209	—	248,209
Segment loss	(58,734)	(2,670)	(61,404)	(7,754)	(69,158)

Schedule of assets and liabilities information for the group’s operating segments
	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

At June 30, 2022
Assets	1,166,334	284,215	1,450,549	—	1,450,549
Liabilities	796,145	130,927	927,072	—	927,072

At December 31, 2021
Assets	1,002,796	176,993	1,179,789	—	1,179,789
Liabilities	401,758	67,342	469,100	—	469,100

Schedule of reconciliation of segment loss
Six months ended June 30, 2022	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

Segment loss	(122,166)	(30,715)	(152,881)	(22,286)	(175,167)
Tax credit	—	—	—	9,865	9,865
Finance income	—	—	—	571	571
Finance expense	—	—	—	(22,606)	(22,606)
Depreciation of property, plant and equipment and right-of-use assets	—	—	—	(26,552)	(26,552)
Amortization and impairment of intangible assets	—	—	—	(142,146)	(142,146)
Share-based payment expenses	—	—	—	(35,096)	(35,096)
Fair value movement in warrants and embedded derivative and foreign exchange movements	—	—	—	157,973	157,973
Exceptional items(1)	—	—	—	(8,300)	(8,300)
Loss for the period	(122,166)	(30,715)	(152,881)	(88,577)	(241,458)

[1]	Exceptional items of £8.3 million include restructuring costs of £6.6 million, with the remainder primarily related to transaction costs incurred on the acquisition of brumbrum (as defined below).

Six months ended June 30, 2021	UK	EU	Total segments	Central costs	Consolidated
	£’000	£’000	£’000	£’000	£’000

Segment loss	(58,734)	(2,670)	(61,404)	(7,754)	(69,158)
Tax credit	—	—	—	7,326	7,326
Finance income	—	—	—	166	166
Finance expense	—	—	—	(1,793)	(1,793)
Depreciation, amortization and impairment of intangible assets	—	—	—	(10,531)	(10,531)
Amortization and impairment of intangible assets	—	—	—	(4,618)	(4,618)
Share-based payment expenses	—	—	—	(12,688)	(12,688)
Fair value movement in warrants and embedded derivative and foreign exchange movements	—	—	—	—	—
Exceptional items	—	—	—	(10,817)	(10,817)
Loss for the period	(58,734)	(2,670)	(61,404)	(40,709)	(102,113)